Expense Example - UltraShort Small-Cap ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	640	1,125	2,463	281	939	1,621	3,440